Fair value measurement of liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 365,119	₩ 169,960
At fair value | Level 2
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	365,119	169,960
At fair value | Level 3
Disclosure of fair value measurement of liabilities [Line Items]
Derivative liabilities	₩ 0	₩ 0